Offerings - Offering: 1	Aug. 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,100,000.00
Amount of Registration Fee	$ 290.01
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $290.01 was paid in connection with the filing of the Schedule TO-I by FT Vest Hedged Equity Income Fund: Series A2 (File No. 005-95759) on June 18, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.